Stock Based Compensation (Summary Of Aggregate Stock Options Granted) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Number of Shares Remaining Options
Options, Outstanding, beginning of period	1,583,091	566,424
Options granted	435,353	1,382,538
Options exercised	(248,007)	0
Options forfeited	0	(365,871)
Options, Outstanding, end of period	1,770,437	1,583,091
Options, Exercisable, end of period	1,616,483	1,147,909
Weighted Average Exercise Price
Outstanding, beginning of period	$ 2.73	$ 2.11
Options granted	$ 1.06	$ 2.96
Options exercised	$ 2.82	$ 0
Options forfeited	$ 0	$ 2.62
Outstanding, ending balance	$ 2.31	$ 2.73
Exercisable, end of period	$ 2.37	$ 2.49
Intrinsic Value, Outstanding	$ 0.10	$ 2.31
Intrinsic Value, Granted	$ 0.23	$ 0.45
Intrinsic Value, Forfeited	$ 0	$ 0.79
Intrinsic Value, Outstanding	1.28	0.10
Intrinsic Value, Exercisable	$ 1.15	$ 0.62